GENERAL (Details Narrative) $ / shares in Units, ₪ in Millions							3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2024 USD ($) $ / shares shares	Apr. 04, 2024 USD ($)	Apr. 04, 2024 USD ($)	Mar. 21, 2024	Feb. 09, 2024 USD ($) $ / shares shares	Feb. 05, 2013 Integer	Mar. 31, 2022 USD ($)	Mar. 31, 2022 ILS (₪)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)	Jul. 30, 2023	Jul. 31, 2019 $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of operating segments | Integer						1
Stockholders equity reverse stock split				the extraordinary general meeting of the Company’s shareholders approved a reverse share split of the Company’s ordinary Shares, effective as of March 25, 2024, at a conversion ratio of 11.43720665
Exercise price of warrants | $ / shares																$ 11.5
Net loss									$ 5,237,000	$ 5,402,000	$ 11,755,000	$ 7,825,000	$ 4,581,000
Cash flows from operating activities									$ 6,040,000	$ 5,808,000	$ 12,232,000	$ 10,547,000	6,085,000
Issuance cost							$ 1,700,000	₪ 5.7					$ 600,000	₪ 1.9
Keyarch Global Sponsor Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount		$ 2,030,000	$ 2,030,000
Maturity date		Apr. 04, 2026
Interest rate		8.00%	8.00%
Early Bird Capital Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount		$ 840,000	$ 840,000
Maturity date		Apr. 04, 2026
Interest rate		8.00%	8.00%
Interest rate increases		15.00%
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stockholders equity reverse stock split				the extraordinary general meeting of the Company’s shareholders approved a reverse share split of the Company’s ordinary Shares, effective as of March 25, 2024, at a conversion ratio of 11.43720665
Business Combination Agreement [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to Acquire Businesses, Gross			$ 10,000,000
Business Combination Agreement [Member] | Keyarch Acquisition Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination description											The Company’s shareholders prior to the closing are entitled to additional contingent consideration of up to 4 million ordinary shares upon the Company’s achievement of the applicable earnout milestones (hereinafter - “the Earnout Rights”) (based on share price) as set forth in the Business Combination Agreement, in the form of non-tradable, non-assignable rights, that were issued by the Company pro rata to the Pre-Closing company Shareholders on April 4, 2024. The Earnout Rights may be converted into ZOOZ ordinary shares within 5 years from the lapse of the first quarter following the Closing Upon meeting the applicable milestones.
Subscription Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of purchase of shares | shares					1,300,000
Share price | $ / shares					$ 10.00
Gross proceeds from purchase of shares					$ 13,000,000
Subscription Agreements [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of purchase of shares | shares					1,300,000
Share price | $ / shares					$ 10.00
Gross proceeds from purchase of shares					$ 13,000,000
Business Combination Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exercise price of warrants | $ / shares	$ 1.18961
Warrants | shares	6,022,050
Fair value of warrants	$ 300,000
Warrants	10,875,000	$ 10,875,000
Issuance cost	$ 148,000
Business Combination Agreements [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exercise price of warrants | $ / shares	$ 1.18961
Escrow Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Earnout shares description		exceeds $12, for any twenty (20) trading days within any thirty (30) consecutive trading day period during such period, then 1 million Earnout Shares will be issuable (constituting 25% of the Earnout Shares). In addition, in the event the VWAP exceeds $16 for the Trading Period, then 1,400,000 Earnout Shares are issuable (constituting 35% of the Earnout Shares), and additionally, in the event VWAP exceeds $23 for the Trading Period, then 1,600,000 Earnout Shares are issuable (constituting 40% of the Earnout Shares) as set forth in the Business Combination Agreement, in the form of non-tradable, non-assignable rights, that were issued by the Company pro rata to the Pre-Closing Company Shareholders on April 4, 2024. The earnout are indexed to the Company’s own stock and, accordingly, the earnout is now classified within equity
Keyarch Acquisition Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage															100.00%